Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2023
Parent Company Only [Abstract]
Statements of Comprehensive Income
Statements of Comprehensive Income

(dollars in thousands)	Years ended December 31,
	2023	2022	2021
Income:
Dividends and interest from subsidiaries	$34,220	$34,125	$34,096
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	34,220	34,125	34,096

Expense:
Operating supplies	-	-	21
Professional services	972	585	819
Miscellaneous expense	1,371	1,752	3,419
Total expense	2,343	2,337	4,259
Income before income taxes and subsidiaries’ undistributed earnings	31,877	31,788	29,837
Income tax benefit	(530)	(559)	(972)
Income before subsidiaries’ undistributed earnings	32,407	32,347	30,809
Equity in undistributed earnings of subsidiaries	26,239	42,887	30,710
Net income	$58,646	$75,234	$61,519
Change in other comprehensive income	13,957	(39,341)	211
Comprehensive income	$72,603	$35,893	$61,730

Statements of Condition
Statements of Condition

(dollars in thousands)	December 31,
	2023	2022
Assets:
Cash in subsidiary bank	$28,547	$25,079
Investments in subsidiaries	623,658	583,370
Securities available for sale	48	36
Other assets	869	809

Total assets	653,122	609,294
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	7,837	9,307
Total liabilities	7,837	9,307
Shareholders’ equity	645,285	599,987

Total liabilities and shareholders’ equity	$653,122	$609,294

Statements of Cash Flows
Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2023	2022	2021
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$58,646	$75,234	$61,519
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(26,239)	(42,887)	(30,710)
Stock based compensation expense	-	-	-
Net change in other assets and accrued expenses	(1,563)	(440)	354
Total adjustments	(27,802)	(43,327)	(30,356)

Net cash provided by operating activities	30,844	31,907	31,163

Cash flows from investing activities:
Purchases of securities available for sale	-	-	-

Net cash used in investing activities	-	-	-

Cash flows from financing activities:
Cash used to settle fractional shares in the Reverse Stock Split	-	-	(200)
Proceeds from exercise of stock options	-	429	260
Dividends paid	(27,376)	(26,978)	(26,266)
Payments to acquire treasury stock	-	(7,004)	(2,386)
Proceeds from sales of treasury stock	-	-	-
Net cash used in financing activities	(27,376)	(33,553)	(28,592)

Net increase in cash and cash equivalents	3,468	(1,646)	2,571

Cash and cash equivalents at beginning of year	25,079	26,725	24,154

Cash and cash equivalents at end of year	$28,547	$25,079	$26,725